SCHEDULE I, CONDENSED FINANCIAL INFORMATION OF PARENT, STATEMENT OF COMPREHENSIVE INCOME (Details) (USD $)	12 Months Ended
	Dec. 31, 2014	Dec. 31, 2013	Dec. 31, 2012
Condensed Statement Of Income Captions [Line Items]
Net income	$ 1,262,000,000	$ 1,088,000,000	$ 920,000,000
Other Comprehensive Income (Loss), Net of Tax	(290,000,000)	140,000,000	117,000,000
Before-Tax Amount [Member]
Condensed Statement Of Income Captions [Line Items]
Net income	1,462,000,000	1,375,000,000	924,000,000
Foreign currency translation adjustments	(193,000,000)	111,000,000	119,000,000
Other Comprehensive Income (Loss), Pension and Other Postretirement Benefit Plans, Net of Tax	(20,000,000)	47,000,000	(4,000,000)
Other Comprehensive Income (Loss), Derivatives, Net of Tax	(106,000,000)	13,000,000	(6,000,000)
Other Comprehensive Income (Loss), Net of Tax	(319,000,000)	171,000,000	109,000,000
Comprehensive income	1,143,000,000	1,546,000,000	1,033,000,000
Before-Tax Amount [Member] | Parent Company [Member]
Condensed Statement Of Income Captions [Line Items]
Net income	1,028,000,000	884,000,000	714,000,000
Foreign currency translation adjustments	(193,000,000)	111,000,000	119,000,000
Other Comprehensive Income (Loss), Pension and Other Postretirement Benefit Plans, Net of Tax	(20,000,000)	47,000,000	(4,000,000)
Other Comprehensive Income (Loss), Derivatives, Net of Tax	(106,000,000)	13,000,000	(6,000,000)
Other Comprehensive Income (Loss), Net of Tax	(319,000,000)	171,000,000	109,000,000
Comprehensive income	709,000,000	1,055,000,000	823,000,000
Income Tax (Expense) Benefit [Member]
Condensed Statement Of Income Captions [Line Items]
Net income	(300,000,000)	(366,000,000)	(59,000,000)
Foreign currency translation adjustments	0	0	0
Other Comprehensive Income (Loss), Pension and Other Postretirement Benefit Plans, Net of Tax	8,000,000	(19,000,000)	2,000,000
Other Comprehensive Income (Loss), Derivatives, Net of Tax	42,000,000	(4,000,000)	2,000,000
Other Comprehensive Income (Loss), Net of Tax	50,000,000	(23,000,000)	4,000,000
Comprehensive income	(250,000,000)	(389,000,000)	(55,000,000)
Income Tax (Expense) Benefit [Member] | Parent Company [Member]
Condensed Statement Of Income Captions [Line Items]
Net income	133,000,000	117,000,000	145,000,000
Foreign currency translation adjustments	0	0	0
Other Comprehensive Income (Loss), Pension and Other Postretirement Benefit Plans, Net of Tax	8,000,000	(19,000,000)	2,000,000
Other Comprehensive Income (Loss), Derivatives, Net of Tax	42,000,000	(4,000,000)	2,000,000
Other Comprehensive Income (Loss), Net of Tax	50,000,000	(23,000,000)	4,000,000
Comprehensive income	183,000,000	94,000,000	149,000,000
Net-Of-Tax Amount [Member]
Condensed Statement Of Income Captions [Line Items]
Net income	1,162,000,000	1,009,000,000	865,000,000
Foreign currency translation adjustments	(193,000,000)	111,000,000	119,000,000
Other Comprehensive Income (Loss), Pension and Other Postretirement Benefit Plans, Net of Tax	(12,000,000)	28,000,000	(2,000,000)
Other Comprehensive Income (Loss), Derivatives, Net of Tax	(64,000,000)	9,000,000	(4,000,000)
Other Comprehensive Income (Loss), Net of Tax	(269,000,000)	148,000,000	113,000,000
Comprehensive income	893,000,000	1,157,000,000	978,000,000
Net-Of-Tax Amount [Member] | Parent Company [Member]
Condensed Statement Of Income Captions [Line Items]
Net income	1,161,000,000	1,001,000,000	859,000,000
Foreign currency translation adjustments	(193,000,000)	111,000,000	119,000,000
Other Comprehensive Income (Loss), Pension and Other Postretirement Benefit Plans, Net of Tax	(12,000,000)	28,000,000	(2,000,000)
Other Comprehensive Income (Loss), Derivatives, Net of Tax	(64,000,000)	9,000,000	(4,000,000)
Other Comprehensive Income (Loss), Net of Tax	(269,000,000)	148,000,000	113,000,000
Comprehensive income	$ 892,000,000	$ 1,149,000,000	$ 972,000,000